Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Trade And Other Payables Abstract
Trade payable	$ 2,087,599	$ 626,683
Accrued liabilities	1,404,670	417,506
Total	$ 3,492,269	$ 1,044,189